Operating leases (Details)	3 Months Ended
Mar. 31, 2018 USD ($)
Operating Leases, Income Statement, Lease Revenue	$ 50,471,524
Voyage Charters [Member]
Operating Leases, Income Statement, Lease Revenue	23,427,327
Non-Operating Leases, Income Statement, Lease Revenue	17,542,624
Time Charter And Pool [Member]
Operating Leases, Income Statement, Lease Revenue	$ 9,501,573